PENSION PLAN - Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 28	$ 19
Interest on obligation	8	9
Interest on plan assets	(6)	(8)
Pension plan expense	30	20
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	16	10
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 14	$ 10